UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2015 to December 31, 2015

American Express Travel Related Services Company, Inc.1

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported) February 9, 2016

Commission File Number of securitizer: 025-01278

Central Index Key Number of securitizer: 0001135317

Carol V. Schwartz, Esq., (212) 640-2000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]	American Express Travel Related Services Company, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities that were (i) registered by American Express Receivables Financing Corporation VIII LLC (Commission file Number 333-185503; Central Index Key Number 0001562918) (“RFC VIII”), as depositor; and (ii) privately issued by RFC VIII, as depositor.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC. (Securitizer)

By:	/s/ David L. Yowan
	Name:	David L. Yowan
	Title:	Treasurer

Date: February 9, 2016